CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Shares A [Member]	Series B Convertible Preferred Shares [Member]	Series B-1 Convertible Preferred Shares [Member]	Series C Convertible Preferred Shares [Member]	Series C-1 Convertible Preferred Shares [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance convertible preferred shares at Dec. 31, 2018	$ 9,000	$ 66,348	$ 12,500	$ 0	$ 0				$ 87,848
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2018	20,418,209	15,906,053	3,032,940	0	0
Beginning balance at Dec. 31, 2018						$ 0	$ 1,934	$ (82,591)	(80,657)
Beginning balance (Shares) at Dec. 31, 2018						15,078,780
Issuance of Convertible Preferred Shares, net of issuance cost	$ 0	$ 0	$ 0	$ 161,233	$ 0				161,233
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)	0	0	0	28,216,005	0
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	73	0	73
Exercise of shares options (Shares)	0	0	0	0	0	776,508
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	2,171		2,171
Net Loss	0	0	0	0	0	0		(67,301)	(67,301)
Ending balance convertible preferred shares at Dec. 31, 2019	$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 0				249,081
Ending balance convertible preferred shares (Shares) at Dec. 31, 2019	20,418,209	15,906,053	3,032,940	28,216,005	0
Ending balance at Dec. 31, 2019						$ 0	4,178	(149,892)	(145,714)
Ending balance (Shares) at Dec. 31, 2019						15,855,288
Issuance of Convertible Preferred Shares, net of issuance cost	$ 0	$ 0	$ 0	$ 0	$ 23,734				23,734
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)	0	0	0	0	2,699,114
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	284	0	284
Exercise of shares options (Shares)	0	0	0	0	0	1,092,938
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	3,196	0	3,196
Net Loss	0	0	0	0	0	0	0	(81,511)	(81,511)
Ending balance convertible preferred shares at Dec. 31, 2020	$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 23,734				272,815
Ending balance convertible preferred shares (Shares) at Dec. 31, 2020	20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Ending balance at Dec. 31, 2020						$ 0	7,658	(231,403)	(223,745)
Ending balance (Shares) at Dec. 31, 2020						16,948,226
Issuance of Convertible Preferred Shares, net of issuance cost	$ 0	$ 0	$ 0	$ 0	$ 0				0
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)	0	0	0	0	346,678
conversion of convertible preferred shares	$ (9,000)	$ (66,348)	$ (12,500)	$ (161,233)	$ (23,734)				(272,815)
conversion of convertible preferred shares (Shares)	(20,418,209)	(15,906,053)	(3,032,940)	(28,216,005)	(3,045,792)
conversion of convertible preferred shares						$ 0	272,815	0	272,815
conversion of convertible preferred shares (Shares)						70,618,999
Issuance of common stock in connection with PIPE offering, net of issuance costs	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	164,571	0	164,571
Issuance of common shares in connection with PIPE offering, net of issuance costs (Shares)	0	0	0	0	0	25,952,674
Transactions, net of issuance cost	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	168,596	0	168,596
Transactions, net of issuance cost (shares)	0	0	0	0	0	16,246,454
Reclassification of warrants liability to equity	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	4,436	0	4,436
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	952	0	$ 952
Exercise of shares options (Shares)	0	0	0	0	0	1,918,100			1,918,100
Vesting of RSUs						$ 0	0	0	$ 0
Vesting of RSUs (shares)						2,413,667
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	64,736	0	64,736
Net Loss	0	0	0	0	0	0	0	(153,559)	(153,559)
Ending balance convertible preferred shares at Dec. 31, 2021	$ 0	$ 0	$ 0	$ 0	$ 0				0
Ending balance convertible preferred shares (Shares) at Dec. 31, 2021	0	0	0	0	0
Ending balance at Dec. 31, 2021						$ 0	$ 683,764	$ (384,962)	$ 298,802
Ending balance (Shares) at Dec. 31, 2021						134,098,120